Cost of revenue	12 Months Ended
Mar. 31, 2019
Cost of revenue
Cost of revenue

11.Cost of revenue

Cost of revenue consisted of the followings:

For the year ended March 31,
2019
Amortization expenses	$6,324,124
Resource usage fees	1,573,653
Depreciation expenses of server hardware	900,608
Website maintenance fee	356,523
Raw material consumption fees	156,790
Business tax	139,429
Other	7,432
Total	$9,458,559